Subsequent Events (Details)															1 Months Ended							9 Months Ended	12 Months Ended
	Oct. 26, 2015 USD ($) shares	Oct. 08, 2015 USD ($) $ / shares shares	Mar. 24, 2015 USD ($) shares	Mar. 16, 2015 USD ($) shares	Mar. 15, 2015 USD ($)	Feb. 04, 2015	Jan. 05, 2015 USD ($) shares	Dec. 13, 2014	Nov. 21, 2014 USD ($) shares	Nov. 20, 2014 USD ($) shares	Oct. 02, 2014 shares	Apr. 11, 2014 USD ($) shares	Mar. 14, 2014 USD ($) shares	Jan. 10, 2014 USD ($) shares	Nov. 16, 2015 USD ($) $ / shares shares	Oct. 27, 2015 USD ($)	Oct. 27, 2015 OMR	Feb. 23, 2015 shares	Jan. 16, 2015 USD ($)	Jan. 16, 2015 OMR	Jun. 24, 2014 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 16, 2015 OMR
Subsequent Event [Line Items]
Extension of expiration date							Dec. 31, 2016	Dec. 31, 2015
Restricted shares of common shares									400,000	400,000	250,000	7,500	3,500	34,374							15,000
Value of restricted stock shares issued | $									$ 40,000	$ 800,000		$ 10,147	$ 6,101	$ 26,248							$ 19,920			$ 75,000
Lease expiration date																						Dec. 31, 2015	Dec. 31, 2015
Prepaid lease | $																							$ 780
Payment of contingent fee | $																						$ 72,000	$ 72,000
Omagine, Inc. [Member]
Subsequent Event [Line Items]
Restricted shares of common shares							36,483
Subsequent Event [Member]
Subsequent Event [Line Items]
Extension of expiration date							Dec. 31, 2015
Additional cash capital contributions																$ 78,000	OMR 30,000		$ 78,000	OMR 30,000,000
Cash advances to Omagine LLC																			286,000						OMR 110,000
Lease expiration date						Dec. 31, 2015
Proceeds from warrants | $		$ 3,040
Exercise price of warrants | $ / shares		$ 1.28
Payment of contingent fee | $	$ 72,000				$ 72,000
Warrant issued		2,375
Subsequent Event [Member] | OMAG Final Equity Investment [Member]
Subsequent Event [Line Items]
Additional cash capital contributions																$ 546,000	OMR 210,000
Subsequent Event [Member] | Omagine, Inc. [Member]
Subsequent Event [Line Items]
Restricted shares of common shares							36,483
Value of restricted stock shares issued | $							$ 76,250
Additional cash capital contributions																			30,000	OMR 78,000
Cash advances to Omagine LLC																			$ 110,000						OMR 286,000
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Restricted shares of common shares																		5,000
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Restricted shares of common shares	1,200,000		200,000												1,200,000
Value of restricted stock shares issued | $	$ 1,200,000		$ 210,000
Subsequent Event [Member] | Restricted Stock [Member] | Inestor One [Member]
Subsequent Event [Line Items]
Restricted shares of common shares	500,000
Subsequent Event [Member] | Restricted Stock [Member] | Investor Two [Member]
Subsequent Event [Line Items]
Restricted shares of common shares	500,000
Subsequent Event [Member] | Restricted Stock [Member] | Investor Three [Member]
Subsequent Event [Line Items]
Restricted shares of common shares	200,000
Subsequent Event [Member] | Restricted Stock [Member] | Investor Four [Member]
Subsequent Event [Line Items]
Restricted shares of common shares															33,334
Value of restricted stock shares issued | $															$ 60,000
Share price | $ / shares															$ 1.80
Subsequent Event [Member] | Restricted Stock [Member] | Investor Five [Member]
Subsequent Event [Line Items]
Restricted shares of common shares															20,886
Value of restricted stock shares issued | $															$ 25,000
Subsequent Event [Member] | Restricted Stock [Member] | Accredited Investor [Member]
Subsequent Event [Line Items]
Restricted shares of common shares				6,281
Value of restricted stock shares issued | $				$ 10,000